Employee Benefits (Details)		6 Months Ended
	Jul. 10, 2023 SFr / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)
Employee Benefits [Line Items]
Share based compensation expenses		$ 261,473	$ 254,288
New stock option			25,350
Strike price | (per share)	SFr 10	$ 0.05
Modification increased fair value of the stock options granted		$ 30,851
Stock Options [Member]
Employee Benefits [Line Items]
Share based compensation expenses		$ 224,440	$ 254,288
New stock option		1,175,103
Exercise price per share | $ / shares		$ 1.57